Debt (Senior Secured Credit Facility With PNC Bank, N.A.) (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended	24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 PNC Bank, N.A. [Member]	Jun. 30, 2011 PNC Bank, N.A. [Member]	Dec. 31, 2013 PNC Bank, N.A. [Member]	Dec. 31, 2013 PNC Bank, N.A. [Member] LIBOR [Member]	Dec. 31, 2013 PNC Bank, N.A. [Member] PRIME [Member]	Jul. 31, 2011 PNC Bank, N.A. Amendment [Member]	Dec. 31, 2013 PNC Bank, N.A. Amendment [Member]	Apr. 30, 2013 PNC Bank, N.A. Amendment [Member]	Jun. 30, 2011 PNC Bank, N.A. Amendment [Member]	Dec. 31, 2013 Letters of Credit [Member] PNC Bank, N.A. [Member]	Jul. 31, 2011 Letters of Credit [Member] PNC Bank, N.A. [Member]	Dec. 31, 2016 Scenario, Forecast [Member] PNC Bank, N.A. Amendment [Member]	Mar. 31, 2015 Scenario, Forecast [Member] PNC Bank, N.A. Amendment [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum available					$ 200,000,000				$ 300,000,000			$ 250,000,000		$ 75,000,000
Credit facility, increase in borrowing capacity					50,000,000
Amendment fee					1,000,000						1,000,000
Line of credit facility option to increase maximum borrowing capacity									50,000,000
Line of credit facility, expiration date				Jul. 01, 2016
Debt issuance costs									2,800,000
Amortization period of debt issuance costs									5 years
Line of credit facility, maximum investment in joint ventures						25,000,000				40,000,000
Line of credit facility, maximum leverage ratio															300.00%	375.00%
Line of credit facility, amount outstanding	167,040,000	157,250,000					162,000,000	5,000,000					21,500,000
Incremental interest rate above variable rate							3.00%	2.00%
Effective interest rate	5.00%						3.17%	5.25%
Outstanding letters of credit													21,500,000
Long-term debt, percentage bearing fixed interest, percentage													3.00%
Maximum borrowing capacity measured as a multiple of EBITDA										375.00%
EBITDA measurement period for determining maximum borrowing capacity										12 months
Line of credit facility, remaining borrowing capacity						56,100,000
Interest costs capitalized	$ 100,000	$ 0	$ 0